Annual Fund Operating Expenses - Investor A, C and Institutional - BlackRock Strategic Income Opportunities Portfolio	Apr. 30, 2021
Investor A Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.46%	[1],[2]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.12%
Component2 Other Expenses	0.19%
Component3 Other Expenses		[3]
Other Expenses (as a percentage of Assets):	0.31%	[3]
Acquired Fund Fees and Expenses	0.03%	[4]
Expenses (as a percentage of Assets)	1.05%	[4]
Fee Waiver or Reimbursement	(0.01%)	[1],[5]
Net Expenses (as a percentage of Assets)	1.04%	[1],[5]
Investor C Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.46%	[1],[2]
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.12%
Component2 Other Expenses	0.17%
Component3 Other Expenses		[3]
Other Expenses (as a percentage of Assets):	0.29%	[3]
Acquired Fund Fees and Expenses	0.03%	[4]
Expenses (as a percentage of Assets)	1.78%	[4]
Fee Waiver or Reimbursement	(0.01%)	[1],[5]
Net Expenses (as a percentage of Assets)	1.77%	[1],[5]
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.46%	[1],[2]
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.12%
Component2 Other Expenses	0.15%
Component3 Other Expenses		[3]
Other Expenses (as a percentage of Assets):	0.27%	[3]
Acquired Fund Fees and Expenses	0.03%	[4]
Expenses (as a percentage of Assets)	0.76%	[4]
Fee Waiver or Reimbursement	(0.01%)	[1],[5]
Net Expenses (as a percentage of Assets)	0.75%	[1],[5]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 53, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income ETFs managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds V (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	The management fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed income and equity securities and instruments, including exchange-traded funds (“ETFs”) advised by BlackRock or other investment advisers, other investments and cash and cash equivalents (including money market funds, whether advised by BlackRock or other investment advisers) and excludes investments in other BlackRock equity and/or fixed income mutual funds (the “Underlying Funds”).
[3]	Cayman Strategic Income Opportunities Portfolio II, Ltd. (the “Subsidiary”) is newly organized and, accordingly, Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.
[5]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 53, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.90% (for Investor A Shares), 1.65% (for Investor C Shares) and 0.65% (for Institutional Shares) of average daily net assets through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.